Provisions for pensions and similar obligations (Details 14)	12 Months Ended
Dec. 31, 2019 BRL (R$)
Estimated Benefits Payable [Abstract]
2020	R$ 2,195,627
2021	2,232,813
2022	2,292,622
2023	2,350,054
2024	2,406,310
2025 to 2029	12,762,480
Total	R$ 24,239,906